================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended      March 31, 2010
                                                -------------------------

Check here if Amendment [_];  Amendment Number:  _____
  This Amendment (Check only one.):    [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Sageview Capital LP
         --------------------------------------
Address:     55 Railroad Avenue
         --------------------------------------
             Greenwich, CT 06830
         --------------------------------------

Form 13F File Number:       028-12389
                       ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Barbara E. Parker
         --------------------------------------
Title:       Chief Financial Officer
         --------------------------------------
Phone:       (203) 625-4230
         --------------------------------------

Signature, Place, and Date of Signing:


   /s/ Barbara E. Parker              Greenwich, CT           May 17, 2010
----------------------------    ------------------------   -------------------
        [Signature]                   [City, State]               [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

================================================================================

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                          0
                                                ------------------

Form 13F Information Table Entry Total:                     6
                                                ------------------

Form 13F Information Table Value Total:              $243,132
                                                ------------------
                                                   (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE

                                                     FORM 13F INFORMATION TABLE


       COLUMN 1       COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7           COLUMN 8
--------------------  --------    ----------  --------   -------------------   ----------   ----------  --------------------------
                       TITLE                   VALUE      SHRS OR  SH/   PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
    NAME OF ISSUER    OF CLASS      CUSIP     (X$1000)    PRN AMT  PRN   CALL   DISCRETION    MANAGERS     SOLE      SHARED   NONE
----------------------------------------------------------------------------------------------------------------------------------
LIFE TECHNOLOGIES
CORP                   COM      53217V109    129,947    2,486,081   SH          SOLE                   2,486,081

HOLOGIC INC            COM      436440101     41,793    2,254,205   SH          SOLE                   2,254,205

PIONEER NAT RES CO     COM      723787107     67,067    1,190,828   SH          SOLE                   1,190,828

ITURAN LOCATION AND
CONTROL                SHS      M6158M104      1,599      100,448   SH          SOLE                     100,448

RURAL / METRO CORP     COM      781748108        101       13,874   SH          SOLE                      13,874

SEACHANGE INTL INC     COM      811699107      2,625      365,600   SH          SOLE                     365,600

----------------------------------------------------------------------------------------------------------------------------------




                                        3